                          SUPPLEMENT DATED JUNE 2, 2003

                                        TO

                          PROSPECTUSES DATED MAY 1, 2003
                            __________________________

This Supplement is intended to be distributed with certain prospectuses dated May 1, 2003 for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Annual Premium Variable Life", "Flex V1," "Flex V2", "eVariable Life", "Medallion Variable Life", "Medallion Variable Universal Life Plus" (with ProFunds Investment Options) and "Medallion Variable Universal Life Edge" (with ProFunds Investment Options). We refer to these prospectuses as the "Product Prospectuses."
                           __________________________

 THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED JUNE 2, 2003
  TO THE PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2003. BE SURE TO READ THAT MATERIAL BEFORE SELECTING THE CORRESPONDING VARIABLE
                              INVESTMENT OPTIONS.
                           __________________________

                       AMENDMENT TO PRODUCT PROSPECTUSES


The table on the cover page of each Product Prospectus is revised to show two additional managers for the underlying fund of the Active Bond variable investment option:

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 VARIABLE INVESTMENT OPTION:    UNDERLYING FUND MANAGED BY:
 ---------------------------    ---------------------------
 BOND & MONEY MARKET OPTIONS:
  Active Bond. . . . . . . .    John Hancock Advisers, LLC,
                                Declaration Management & Research LLC and
                                Pacific Investment Management Company LLC
-------------------------------------------------------------------------------